Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Tax expense (benefit) at U.S. statutory rate	$ (241,116)	$ (146,889)	$ (79,200)
State income tax expense (benefit), net of federal benefit	(35,458)	(21,659)	(11,700)
Effect of non-deductible expenses
Other
Change in valuation allowance	276,574	168,548	90,900
Total